Debt (Details 1)	Jun. 30, 2017 USD ($)
2017	$ 20,280,137
2018	39,282,538
2019	38,856,620
2020	38,856,620
2021	41,159,890
2022	189,430,418
2023	53,988,632
Total long-term debt	$ 421,854,855